Member's Interest	12 Months Ended
Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Member's Interest

(10) Member’s Interest

Summit Materials’ membership interests are held by Summit Holdings. Business affairs of the Company are managed by the Board of Directors (“Board”) of Summit Materials Holdings, GP, Ltd., the general partner of Summit Holdings, which, as of December 27, 2014, was composed of six directors. Directors of the Board are appointed by the unit holders of Summit Holdings, which is the indirect sole member of the Company.

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Change in retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 31, 2011	$(6,577)		$(6,577)
Postretirement liability adjustment	(2,553)		(2,553)

Balance—December 29, 2012	(9,130)	—	(9,130)
Postretirement liability adjustment	3,085		3,085

Balance—December 28, 2013	(6,045)	—	(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	(2,743)	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	(5,816)

Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)